Taxes on income (Tables)	12 Months Ended
Dec. 31, 2021
Taxes on income [Abstract]
Schedule of tax rate applicable to income
	Year ended December 31
	2021	2020	2019
	in USD thousands

Loss before taxes	(2,347)	(1,969)	(2,029)

Corporate tax rate	20.6%	21.4%	21.4%

Theoretical tax benefit	(484)	(421)	(434)
Effect of different tax rates in foreign subsidiaries	(18)	(36)	(8)
Tax losses incurred in the reporting year
for which deferred taxes were not created	502	458	442
Taxes on income for the reported year	-	1	-